CONCESSIONS PAYABLE - Summary of leases and grants related to concession payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases and grants under IFRS 16
Leases	R$ 1,005,912	R$ 1,279,878
Grants	1,859,467	1,525,101
Leases and grants related to concession payable	2,865,379	2,804,979
Current leases and grants related to concession payable	358,464	350,719
Non-current leases and grants related to concession payable	2,506,915	2,454,260
Leases and grants related to concession payable	2,865,379	2,804,979
Rumo Malha Sul S.A. [member]
Leases and grants under IFRS 16
Leases	452,701	542,996
Rumo Malha Paulista S.A. [member]
Leases and grants under IFRS 16
Leases	422,173	539,900
Grants	919,011	732,727
Rumo Malha Oeste S.A. [member]
Leases and grants under IFRS 16
Leases	131,038	185,324
Portofer Transporte Ferroviário Ltda. [member]
Leases and grants under IFRS 16
Leases		11,658
Malha Central S.A. [member]
Leases and grants under IFRS 16
Grants	R$ 940,456	R$ 792,374